UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-7878
Dreyfus LifeTime Portfolios, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	3/31/08

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus LifeTime Portfolios, Inc.

SEMIANNUAL REPORT March 31, 2008

BNY MELLON
ASSET MANAGEMENT

Dreyfus

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization.Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus portfolio.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE PORTFOLIO

2	A Letter from the CEO
3	Discussion of Performance
8	Understanding Your Portfolio’s Expenses
9	Comparing Your Portfolio’s Expenses
With Those of Other Funds
Statement of Investments
10	Income Portfolio
21	Growth and Income Portfolio
41	Growth Portfolio
Statement of Financial Futures
20	Income Portfolio
40	Growth and Income Portfolio
46	Growth Portfolio
47	Statement of Assets and Liabilities
49	Statement of Operations
Statement of Changes in Net Assets
51	Income Portfolio
53	Growth and Income Portfolio
55	Growth Portfolio
Financial Highlights
57	Income Portfolio
59	Growth and Income Portfolio
61	Growth Portfolio
63	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

The Portfolio

Dreyfus LifeTime Portfolios, Inc.

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus LifeTime Portfolios, Inc., covering the six-month period from October 1, 2007, through March 31, 2008.

The reporting period proved to be one of the more challenging times for investors in recent memory.The U.S. economy sputtered under the weight of plunging housing values, and a credit crisis that originated in the taxable bond market’s sub-prime mortgage sector spread to other areas of the financial markets. These developments produced heightened volatility in the stock and bond markets. Financial stocks were hit particularly hard due to sub-prime related turmoil, as were areas of the stock and bond markets that historically have been considered sensitive to economic downturns.

The Federal Reserve Board and the U.S. government have adopted stimulative monetary and fiscal policies in an effort to boost market liquidity and the economy.While it is too early to tell how effective their actions will be, the time is right to position your portfolio for the investment challenges and opportunities that may arise.As always, we encourage you to stay in close contact with your financial advisor, who can help you maintain a disciplined approach and a long-term perspective, which historically have been key to investment success over the long run.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Performance given by the Portfolio Manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF PERFORMANCE

For the period of October 1, 2007, through March 31, 2008, as provided by Jocelin A. Reed, CFA, Portfolio Manager

Portfolio and Market Performance Overview

For the six-month period ended March 31, 2008, Dreyfus LifeTime Portfolios produced the following total returns:1

Growth Portfolio		Customized Blended Index[2]

Investor Shares	–13.38%	–9.74%
Restricted Shares	–13.23%
Growth and Income Portfolio

Investor Shares	–6.61%	–3.76%
Restricted Shares	–6.51%
Income Portfolio

Investor Shares	–0.02%	1.44%
Restricted Shares	–0.20%

Total returns for the Growth Portfolio and the Growth and Income Portfolio also compare to a –12.46% total return for the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) for the same period.The total return for the Income Portfolio also compares to a 5.99% total return for the Lehman Brothers Intermediate Government/Credit Bond Index (the “Lehman Bond Index”) for the reporting period.3

The Growth Portfolio and the Growth and Income Portfolio produced lower returns than their respective customized blended indexes during the reporting period, largely due to our emphasis on stocks.The Income Portfolio modestly trailed its benchmark, mainly due to significant trading expenses that the Income Porfolio experienced this period.

The Portfolios’ Investment Approach

Dreyfus LifeTime Portfolios consists of three separate portfolios, each offering a range of investment approaches and varying asset allocations. All three portfolios typically invest in stocks and bonds and are managed using the same basic investment philosophy; however, each portfolio’s asset allocation varies according to its own investment goals and risk tolerance levels.

The Portfolio 3

DISCUSSION OF PERFORMANCE (continued)

For example, the Growth Portfolio, the most aggressive of the three, has a neutral mix of 80% of its assets in stocks and 20% in investment-grade bonds. Depending on market and economic conditions, the portfolio’s actual mix of stocks to bonds may range from 100%/0% to 65%/35%. The portfolio may invest up to 25% of its net assets in foreign securities.

The Growth and Income Portfolio, a relatively more moderate portfolio, has a neutral asset mix of 50% in stocks and 50% in investment-grade bonds. Depending on market and economic conditions, the actual mix of stocks to bonds may range from 35%/65% to 65%/35%.The portfolio may invest up to 15% of its net assets in foreign securities.

The actual makeup of the Growth Portfolio and the Growth and Income Portfolio will vary over time according to our view of prevailing market conditions.

Finally, the Income Portfolio, the most conservative of the three, typically maintains an asset allocation of approximately 67.5% in investment-grade bonds, 22.5% in stocks of companies whose total market values are more than $1.4 billion, and 10% in cash.The portfolio may invest directly in securities comprising the relevant index or may (but not be required to) use derivatives whose performance is tied to the benchmark index.

Investor Sentiment Shifted in Favor of Bonds over Equities

For some time, the Growth Portfolio and the Growth and Income Portfolio benefited from maintaining maximum equity allocations, as we were concerned that the fixed-income markets faced a number of inflationary risks, including a weak U.S. dollar, high commodities prices and spiking consumer interest rates. However, as stock prices fell during the reporting period amid a deteriorating economy, investors flocked to the relative “safe havens” of U.S. government securities. Given our emphasis on stocks over bonds, these two portfolios lagged their blended benchmarks after several years of solid outperformance.

Positive Stock Selections Helped Minimize Losses

The financials area, the S&P 500 Index’s worst-performing sector, produced some of the portfolios’ better relative performance as a result of a successful stock selection strategy.Winners included MasterCard and JPMorgan Chase & Co., while the fund avoided steep losses in Bear Stearns. The portfolios also gained value in the telecommunications area by owning shares of AT&T and avoiding those of Sprint Nextel. In the materials sector, higher commodities prices bolstered the stocks of U.S. Steel and Nucor.

Slightly offsetting these gains was underperformance in the energy sector, where we focused on refiners while exploration-and-production companies produced better results. In addition, a slowdown in consumer spending hurt higher-end retailers Nordstrom, Coach and Tiffany and Co., while auction house Sotheby’s suffered due to weaker art sales in the third quarter. Declines in the industrials area were primarily limited to Apollo Group, a for-profit education company. In the health care sector, medical plan providers WellPoint and Humana were hurt by rising health care costs that they were unable to pass on to their customers.

As always, the composition of the fixed-income component in both the Growth and Income Portfolio and the Income Portfolio has continued to resemble that of its blended benchmark. Citing a weakening economy and liquidity concerns, the Federal Reserve Board reduced short-term interest rates from 4.75% to 2.25% by the end of the reporting period. U.S.Treasury securities produced some of the fixed-income market’s stronger gains, followed by U.S. government agency securities and corporate securities.

Portfolios Continue to Maintain Emphasis on Equities

While it may appear to be a contrarian position in the current environment, we continue to believe that equities represent better investment values than bonds. Recent pullbacks in stock prices have improved valuations, while the fixed-income markets continue to face significant inflation risks.Therefore, we have maintained the funds’ relatively robust allocations to equities.

April 15, 2008

The Portfolio 5

DISCUSSION OF PERFORMANCE (continued)

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, portfolio shares may be worth more or less than their original cost. Return figure provided for the Income portfolio reflects the absorption of certain Income Portfolio expenses by The Dreyfus Corporation pursuant to an agreeemnt in effect through September 30, 2008, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the Income Portfolio’s Investor and Restricted shares return would have been lower.

[2]	For the Growth Portfolio, the Customized Blended Index has been prepared by the portfolio for purposes of more accurate comparison to the Growth Portfolio’s overall portfolio composition.We have combined the performance of unmanaged indices reflecting the baseline percentage set forth in the prospectus, but in greater detail than the broader prospectus baseline percentages: Domestic
Large Company Stocks — 54.4%; Domestic Small Company Stocks — 13.6%; Foreign
Stocks — 12%; Domestic Bonds — 17%; and Foreign Bonds — 3%.The Customized
Blended Index combines returns from the Standard & Poor’s 500 Composite Stock Price Index, the Russell 2000 Index, the Morgan Stanley Capital International Europe,Australasia, Far East
(Free) Index — Hedged $U.S. (MSCI EAFE), the Lehman Brothers Intermediate
Government/Credit Bond Index (“Lehman Brothers Index”) and the J.P. Morgan Non-U.S.
Government Bond Index — Hedged (“J.P. Morgan Global Index”) and is weighted to the aforementioned baseline percentages.The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance.The Russell 2000 Index is an unmanaged index of small-cap stock performance and is composed of the 2,000 smallest companies in the Russell 3000 Index.
The Russell 3000 Index is composed of the 3,000 largest U.S. companies based on total market
capitalization.The MSCI EAFE is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries and includes net dividends reinvested.The Lehman Brothers Index is a widely accepted, unmanaged index of government and corporate bond market performance composed of U.S. government,Treasury and agency securities, fixed-income securities and nonconvertible investment-grade corporate debt, with an average maturity of 1-10 years.The J.P. Morgan Global Index is an index that measures return on bonds from 12 world markets, hedged into U.S. dollars.This index does not include a
U.S. bond component. None of the foregoing indices reflects account charges, fees or other expenses.
For the Growth and Income Portfolio, we have combined the performance of unmanaged indices reflecting the baseline percentages set forth in the prospectus, but in greater detail than the broader prospectus baseline percentages: Domestic Large Company Stocks — 36%; Domestic Small
Company Stocks — 9%; Foreign Stocks — 5%; Domestic Bonds — 45%; and Foreign Bonds
— 5%.The Customized Blended Index combines returns from the S&P 500 Index, the Russell
2000 Index, the MSCI EAFE, the Lehman Brothers Index and the J.P. Morgan Global Index
and is weighted to the aforementioned baseline percentages.The indices are described above.
For the Income Portfolio, we have combined the performance of unmanaged indices reflecting the baseline percentages set forth in the prospectus, but in greater detail than the broader prospectus baseline percentages: Bonds — 67.5%; Stocks — 22.5%; and Treasury Bills — 10%.The
Customized Blended Index combines returns from the Lehman Brothers Index, the S&P 500
Index (both described above) and the 90-day Treasury bill rate, as it changes from time to time, and is weighted to the aforementioned baseline percentages.
[3]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The S&P 500 Index and the Lehman Brothers Intermediate
Government/Credit Bond Index are described above.

The Portfolio 7

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your portfolio’s prospectus or talk to your financial adviser.

Review your portfolio’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each portfolio from October 1, 2007 to March 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2008
	Restricted Class Shares	Investor Class Shares

LifeTime Income Portfolio
Expenses paid per $1,000 †	$ 4.50	$ 5.00
Ending value (after expenses)	$998.00	$999.80
LifeTime Growth and Income Portfolio
Expenses paid per $1,000 †	$ 5.80	$ 7.54
Ending value (after expenses)	$934.90	$933.90
LifeTime Growth Portfolio
Expenses paid per $1,000 †	$ 5.93	$ 7.74
Ending value (after expenses)	$867.70	$866.20

† Expenses are equal to the LifeTime Income Portfolio’s annualized expense ratio of .90% for Restricted Class and 1.00% for Investor Class, LifeTime Growth and Income Portfolio 1.20% for Restricted Class and 1.56% for Investor Class and LifeTime Growth Portfolio 1.27% for Restricted Class and 1.66% for Investor Class, multiplied by the respective portfolio’s average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

COMPARING YOUR PORTFOLIO’S EXPENSES

WITH THOSE OF OTHER FUNDS ( U n a u d i t e d )

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your portfolio’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the portfolio with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2008
	Restricted Class Shares	Investor Class Shares

LifeTime Income Portfolio
Expenses paid per $1,000 †	$ 4.55	$ 5.05
Ending value (after expenses)	$1,020.50	$1,020.00
LifeTime Growth and Income Portfolio
Expenses paid per $1,000 †	$ 6.06	$ 7.87
Ending value (after expenses)	$1,019.00	$1,017.20
LifeTime Growth Portfolio
Expenses paid per $1,000 †	$ 6.41	$ 8.37
Ending value (after expenses)	$1,018.65	$1,016.70

† Expenses are equal to the LifeTime Income Portfolio’s annualized expense ratio of .90% for Restricted Class and 1.00% for Investor Class, LifeTime Growth and Income Portfolio 1.20% for Restricted Class and 1.56% for Investor Class and LifeTime Growth Portfolio 1.27% for Restricted Class and 1.66% for Investor Class, multiplied by the respective portfolio’s average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

The Portfolio 9

STATEMENT OF INVESTMENTS March 31, 2008 (Unaudited)
Income Portfolio
	Coupon	Maturity	Principal
Bonds and Notes—66.5%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense—.5%
General Dynamics,
Gtd. Notes	5.38	8/15/15	25,000	26,350
United Technologies,
Sr. Unscd. Notes	7.13	11/15/10	50,000	55,141
				81,491
Automobile Manufacturers—.3%
Daimler Finance North America,
Gtd. Notes	8.00	6/15/10	50,000	53,562
Banks—5.8%
Bank of America,
Sub. Notes	5.30	3/15/17	35,000	34,825
Bank One,
Sub. Notes	5.90	11/15/11	40,000	42,471
Citigroup,
Sub. Notes	5.50	2/15/17	45,000	42,224
Deutsche Bank Financial,
Notes	5.38	3/2/15	70,000	71,233
HSBC Holdings,
Sub. Notes	5.25	12/12/12	95,000	94,388
KFW,
Gov’t Gtd. Notes	4.63	1/20/11	140,000	150,083
KFW,
Gov’t Gtd. Notes	4.75	5/15/12	40,000	42,761
Rentenbank,
Govt. Gtd. Bonds	5.13	2/1/17	35,000	38,435
Royal Bank of Scotland Group,
Sub. Notes	6.38	2/1/11	110,000	114,837
Sanwa Finance Aruba,
Gtd. Notes	8.35	7/15/09	100,000	105,314
SMBC International Finance,
Gtd. Notes	8.50	6/15/09	150,000	159,714
Wachovia,
Sub. Notes	5.63	10/15/16	40,000	38,225
Wachovia,
Sr. Unscd. Notes	5.75	6/15/17	20,000	19,446
				953,956

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Building & Construction—.1%
CRH America,
Gtd. Notes	5.30	10/15/13	25,000	24,394
Cable & Media—.2%
Comcast,
Gtd. Notes	4.95	6/15/16	35,000	32,633
Chemicals—.6%
Dow Chemical,
Sr. Unscd. Notes	6.13	2/1/11	50,000	52,593
Monsanto,
Sr. Unscd. Notes	7.38	8/15/12	35,000	39,307
				91,900
Diversified Financial Services—6.4%
American International Group,
Sr. Unscd. Notes	4.25	5/15/13	35,000 [a]	33,239
AXA Financial,
Sr. Notes	7.75	8/1/10	75,000	82,063
Capital One Financial,
Sr. Unscd. Notes	6.75	9/15/17	20,000	19,004
CIT Group,
Sr. Unscd. Notes	5.13	9/30/14	40,000	30,484
Citigroup,
Sr. Unscd. Notes	5.30	1/7/16	45,000	43,432
Citigroup,
Sr. Unscd. Notes	6.00	2/21/12	70,000	71,525
Diageo Capital,
Gtd. Notes	5.75	10/23/17	45,000	46,170
European Investment Bank,
Sr. Unscd. Bonds	5.13	9/13/16	30,000	32,723
General Electric Capital,
Sr. Unscd. Notes	5.40	2/15/17	35,000	35,603
General Electric Capital,
Sr. Unscd. Notes, Ser. A	5.45	1/15/13	45,000	47,182
Goldman Sachs Group,
Sr. Unscd. Notes	5.35	1/15/16	35,000	34,200
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	15,000	14,414

The Portfolio 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial
Services (continued)
Goldman Sachs Group,
Sr. Unscd. Notes	5.95	1/18/18	50,000	49,603
Goldman Sachs Group,
Sr. Unscd. Notes	6.60	1/15/12	50,000	52,910
Household Finance,
Sr. Unscd. Notes	6.38	11/27/12	30,000	30,415
HSBC Finance,
Notes	5.00	6/30/15	45,000	42,418
International Lease Finance,
Sr. Unscd. Notes	5.00	4/15/10	130,000	130,147
Jefferies Group,
Sr. Unscd. Notes	7.75	3/15/12	25,000	26,847
Lehman Brothers Holdings,
Sr. Unscd. Notes	5.63	1/24/13	30,000	29,201
Lehman Brothers Holdings,
Sub. Notes	6.50	7/19/17	30,000	28,538
Merrill Lynch & Co.,
Sub. Notes	6.05	5/16/16	50,000	47,521
National Rural Utilities
Cooperative Finance, Coll.
Trust Notes	4.38	10/1/10	35,000	35,683
Prudential Financial,
Sr. Unscd. Notes	5.50	3/15/16	40,000	40,239
Travelers Cos.,
Jr. Sub. Bonds	6.25	3/15/67	55,000 [a]	48,591
				1,052,152
Electric Utilities—1.0%
Centerpoint Energy,
Sr. Unscd. Notes	5.95	2/1/17	15,000	14,993
Florida Power,
First Mortgage Bonds	5.10	12/1/15	50,000	50,901
Hydro Quebec,
Gov’t Gtd. Debs., Ser. JL	6.30	5/11/11	30,000	32,819
Ohio Power,
Sr. Unscd. Notes, Ser. K	6.00	6/1/16	40,000	40,240

12

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Electric Utilities (continued)
Virginia Electric and Power,
Sr. Unscd. Notes, Ser. A	4.75	3/1/13	25,000	25,611
				164,564
Food & Beverages—1.1%
Bottling Group,
Sr. Unscd. Notes	5.50	4/1/16	29,000	30,188
ConAgra Foods,
Sr. Unscd. Notes	7.88	9/15/10	55,000	60,120
General Mills,
Sr. Unscd. Notes	5.70	2/15/17	35,000	35,349
Sara Lee,
Sr. Unscd. Notes	6.25	9/15/11	50,000	53,012
				178,669
Foreign/Governmental—2.0%
European Investment Bank,
Sr. Unscd. Notes	4.63	5/15/14	35,000	37,164
Export-Import Bank of Korea,
Unscd. Bonds	5.13	3/16/15	95,000	91,397
International Bank for
Reconstruction & Development,
Notes	3.63	5/21/13	80,000	81,881
Province of Manitoba Canada,
Debs., Ser. FH	4.90	12/6/16	25,000	26,890
Province of Ontario Canada,
Unscd. Notes	4.50	2/3/15	20,000	20,951
Republic of Italy,
Sr. Unsub. Notes	5.63	6/15/12	25,000	27,526
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	34,000 [b]	35,819
				321,628
Health Care—.7%
Abbott Laboratories,
Sr. Unscd. Notes	4.35	3/15/14	60,000	59,777
Astrazeneca,
Sr. Unsub. Notes	5.90	9/15/17	25,000	26,475

The Portfolio 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Health Care (continued)
Baxter International,
Sr. Unscd. Notes	4.63	3/15/15	15,000	14,730
Wyeth,
Sr. Unscd. Notes	5.50	2/15/16	15,000	15,319
				116,301
Industrial—.6%
Alcoa,
Sr. Unscd. Notes	5.55	2/1/17	40,000	39,030
Cox Communications,
Sr. Notes	5.45	12/15/14	25,000	24,647
General Electric,
Sr. Unscd. Notes	5.00	2/1/13	35,000	36,293
				99,970
Media—.7%
Time Warner Entertainment,
Gtd. Notes	8.88	10/1/12	45,000	50,231
Viacom,
Sr. Unscd. Notes	6.25	4/30/16	60,000	58,497
				108,728
Oil & Gas—1.1%
Canadian National Resources,
Sr. Unscd. Notes	5.15	2/1/13	25,000	25,530
ConocoPhillips Canada Funding,
Gtd. Notes	5.63	10/15/16	10,000	10,497
El Paso Natural Gas,
Sr. Unscd. Notes	5.95	4/15/17	50,000	49,293
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	7.13	3/15/12	40,000	42,533
PC Financial Partnership,
Gtd. Notes	5.00	11/15/14	25,000	24,442
Transocean,
Sr. Unscd. Notes	6.00	3/15/18	25,000	25,773
				178,068
Property & Casualty Insurance—.3%
Allstate,
Sr. Unscd. Notes	5.00	8/15/14	20,000	20,352

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Property & Casualty
Insurance (continued)
Berkshire Hathaway Finance,
Gtd. Notes	4.85	1/15/15	20,000	20,875
				41,227
Real Estate
Investment Trusts—1.3%
Brookfield Asset Management,
Sr. Unscd. Notes	7.13	6/15/12	100,000	99,921
ERP Operating,
Sr. Unscd. Notes	6.63	3/15/12	40,000	40,679
HCP,
Sr. Unscd. Notes	6.00	1/30/17	25,000	20,444
Prologis,
Scd. Notes	5.63	11/15/15	55,000	50,278
				211,322
Retail—1.5%
Macy’s Retail Holdings,
Gtd. Notes	6.63	4/1/11	50,000	50,053
Nordstrom,
Sr. Unscd. Notes	5.63	1/15/09	200,000	202,168
				252,221
Technology—.9%
Electronic Data Systems,
Sr. Unscd. Notes, Ser. B	6.50	8/1/13	55,000 [a]	54,575
International Business Machines,
Sr. Unscd. Notes	4.75	11/29/12	85,000	88,063
				142,638
Telecommunications—1.3%
Deutsche Telekom International
Finance, Gtd. Bonds	8.00	6/15/10	30,000 [a]	32,107
SBC Communications,
Sr. Unscd. Notes	5.10	9/15/14	35,000	34,819
Sprint Capital,
Gtd. Notes	8.38	3/15/12	60,000	55,545
Telecom Italia Capital,
Gtd. Notes	4.95	9/30/14	30,000	27,339

The Portfolio 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Telecommunications (continued)
Verizon New Jersey,
Sr. Unscd. Bonds, Ser. A	5.88	1/17/12	30,000	30,953
Vodafone Group,
Sr. Unscd. Notes	5.63	2/27/17	40,000	38,961
				219,724
Transportation—.2%
Union Pacific,
Sr. Unscd. Notes	6.50	4/15/12	25,000	27,070
U.S. Government Agencies—12.9%
Federal Farm Credit Bank,
Bonds	5.13	8/25/16	25,000	27,028
Federal Home Loan Banks,
Bonds	3.75	8/18/09	220,000	224,602
Federal Home Loan Banks,
Bonds, Ser. 567	4.38	9/17/10	75,000	78,498
Federal Home Loan Banks,
Bonds, Ser. 363	4.50	11/15/12	95,000	100,335
Federal Home Loan Banks,
Bonds	4.63	2/18/11	85,000	90,227
Federal Home Loan Banks,
Bonds	4.75	12/16/16	50,000	52,767
Federal Home Loan Banks,
Bonds, Ser. VB15	5.00	12/21/15	35,000	37,620
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	50,000	51,810
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/13	75,000	79,181
Federal Home Loan Mortgage Corp.,
Notes	4.88	11/15/13	10,000	10,728
Federal Home Loan Mortgage Corp.,
Notes	5.00	7/15/14	60,000	64,827
Federal Home Loan Mortgage Corp.,
Notes	5.63	3/15/11	85,000	91,849
Federal Home Loan Mortgage Corp.,
Notes	5.75	3/15/09	260,000	268,551
Federal Home Loan Mortgage Corp.,
Notes	5.75	1/15/12	90,000	99,125

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government
Agencies (continued)
Federal Home Loan Mortgage Corp.,
Notes	7.00	3/15/10	150,000	163,517
Federal National Mortgage
Association, Notes	4.38	9/15/12	50,000	52,697
Federal National Mortgage
Association, Notes	4.38	10/15/15	70,000	72,498
Federal National Mortgage
Association, Notes	5.00	3/15/16	35,000	37,454
Federal National Mortgage
Association, Notes	5.38	6/12/17	75,000	82,521
Federal National Mortgage
Association, Notes	6.13	3/15/12	115,000	128,423
Federal National Mortgage
Association, Sub. Notes	6.25	2/1/11	40,000	43,058
Federal National Mortgage
Association, Notes	6.63	9/15/09	205,000	217,813
Federal National Mortgage
Association, Notes	6.63	11/15/10	40,000	44,147
				2,119,276
U.S. Government Securities—27.0%
U.S. Treasury Bonds	7.25	5/15/16	130,000	167,131
U.S. Treasury Bonds	8.75	5/15/17	135,000 [b]	190,255
U.S. Treasury Bonds	12.50	8/15/14	50,000	57,273
U.S. Treasury Notes	3.13	4/15/09	85,000 [b]	86,448
U.S. Treasury Notes	3.38	10/15/09	170,000 [b]	174,662
U.S. Treasury Notes	3.50	2/15/10	210,000 [b]	217,399
U.S. Treasury Notes	3.50	2/15/18	40,000	40,244
U.S. Treasury Notes	3.63	7/15/09	220,000 [b]	225,895
U.S. Treasury Notes	3.63	1/15/10	260,000 [b]	269,242
U.S. Treasury Notes	3.88	2/15/13	215,000 [b]	229,479
U.S. Treasury Notes	4.00	6/15/09	400,000	411,782
U.S. Treasury Notes	4.00	3/15/10	155,000 [b]	162,145
U.S. Treasury Notes	4.25	8/15/13	210,000 [b]	228,671
U.S. Treasury Notes	4.25	8/15/14	155,000 [b]	169,459

The Portfolio 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government
Securities (continued)
U.S. Treasury Notes	4.25	8/15/15	225,000 [b]	245,197
U.S. Treasury Notes	4.25	11/15/17	125,000 [b]	133,408
U.S. Treasury Notes	4.50	2/15/09	30,000 [b]	30,764
U.S. Treasury Notes	4.50	3/31/12	200,000 [b]	217,266
U.S. Treasury Notes	4.50	4/30/12	210,000 [b]	228,227
U.S. Treasury Notes	4.50	2/15/16	15,000 [b]	16,516
U.S. Treasury Notes	4.63	2/29/12	70,000 [b]	76,382
U.S. Treasury Notes	4.63	11/15/16	205,000 [b]	226,237
U.S. Treasury Notes	4.75	3/31/11	325,000	352,727
U.S. Treasury Notes	4.75	5/31/12	120,000 [b]	131,663
U.S. Treasury Notes	5.00	2/15/11	130,000 [b]	141,863
				4,430,335
Total Bonds and Notes
(cost $10,606,800)				10,901,829

			Principal
Short-Term Investments—2.7%			Amount ($)	Value ($)

U.S. Treasury Bills;
2.01%, 5/29/08
(cost $448,543)			450,000 [c]	449,010

Other Investment—29.7%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,874,000)			4,874,000 [d]	4,874,000

18

Income Portfolio (continued)
Investment of Cash Collateral
for Securities Loaned—19.7%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $3,237,672)		3,237,672 [d]	3,237,672

Total Investments (cost $19,167,015)		118.6%	19,462,511
Liabilities, Less Cash and Receivables		(18.6%)	(3,049,364)
Net Assets		100.0%	16,413,147

[a]	Variable rate security—interest rate subject to periodic change.
[b]	All or a portion of these securities are on loan. At March 31, 2008, the total market value of the portfolio’s securities
	on loan is $3,506,134 and the total market value of the collateral held by the portfolio is $3,600,265, consisting of
	cash collateral of $3,237,672, U.S. Government and agencies securities valued at $281,881, and Letters of Credit valued at $80,712.
[c]	All or partially held by a broker as collateral for open financial futures positions.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †
	Value (%)		Value (%)

Short-Term/Money		Corporate Bonds	24.6
Market Investments	52.1	Foreign/Governmental	2.0
U.S. Government & Agencies	39.9		118.6

† Based on net assets.
See notes to financial statements.

The Portfolio 19

STATEMENT OF FINANCIAL FUTURES March 31, 2008 (Unaudited)
Income Portfolio
		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2008 ($)

Financial Futures Long
Standard & Poor’s 500	11	3,641,000	June 2008	(12,880)

See notes to financial statements.

20

STATEMENT OF INVESTMENTS March 31, 2008 (Unaudited)
Growth and Income Portfolio
Common Stocks—46.2%	Shares	Value ($)

Consumer Discretionary—6.8%
Apollo Group, Cl. A	3,600 [a]	155,520
AutoZone	1,500 [a]	170,745
Choice Hotels International	8,000	272,880
Coach	4,900 [a]	147,735
Deckers Outdoor	1,200 [a]	129,384
DISH Network, Cl. A	5,600 [a]	160,888
Harley-Davidson	2,900	108,750
International Game Technology	4,500	180,945
Marvel Entertainment	7,900 [a]	211,641
McDonald’s	10,200	568,854
Newell Rubbermaid	7,400	169,238
News, Cl. A	10,300	193,125
NIKE, Cl. B	2,700	183,600
NVR	200 [a]	119,500
Philip Morris International	3,700 [a]	187,146
Priceline.com	1,200 [a,b]	145,032
Sotheby’s	4,600	132,986
Viacom, Cl. B	3,750 [a]	148,575
Walt Disney	14,600	458,148
Weight Watchers International	3,700	171,421
Yum! Brands	8,600	320,006
		4,336,119
Consumer Staples—3.7%
Altria Group	3,700	82,140
Campbell Soup	5,300	179,935
H.J. Heinz	3,300	155,001
Herbalife	5,300	251,750
Kellogg	2,700	141,912
PepsiCo	4,300	310,460
Procter & Gamble	9,400	658,658
Reynolds American	6,800 [b]	401,404
Sara Lee	10,100	141,198
		2,322,458

The Portfolio 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
Common Stocks (continued)	Shares	Value ($)

Energy—6.3%
Chevron	8,000	682,880
ConocoPhillips	8,600	655,406
Exxon Mobil	15,900	1,344,822
Hess	1,600	141,088
Marathon Oil	5,800	264,480
National Oilwell Varco	2,400 [a]	140,112
Occidental Petroleum	5,400	395,118
Transocean	809 [a]	109,377
Valero Energy	5,100	250,461
		3,983,744
Financial—6.8%
Aegon	13,600	199,104
American International Group	3,700	160,025
Bank of America	7,300	276,743
Chubb	6,700	331,516
Citigroup	5,900	126,378
Deutsche Bank	2,000 [b]	226,100
Federated Investors, Cl. B	4,700	184,052
GLG Partners	14,700 [b]	174,489
Goldman Sachs Group	1,500	248,085
Greenhill & Co.	2,200 [b]	153,032
Hartford Financial Services Group	1,700	128,809
Hudson City Bancorp	7,400	130,832
JPMorgan Chase & Co.	9,800	420,910
Lehman Brothers Holdings	1,800 [b]	67,752
MetLife	4,200	253,092
Northern Trust	2,500	166,175
Nymex Holdings	1,600	145,008
ProLogis	2,900	170,694
Public Storage	1,400	124,068
State Street	3,400	268,600
TD Ameritrade Holding	10,100 [a]	166,751
Waddell & Reed Financial, Cl. A	5,400	173,502
		4,295,717

Growth and Income Portfolio (continued)
Common Stocks (continued)	Shares	Value ($)

Health Care—5.0%
Aetna	1,700	71,553
Alcon	1,600	227,600
Amgen	7,600 [a]	317,528
Becton, Dickinson & Co.	2,600	223,210
CIGNA	4,500	182,565
Eli Lilly & Co.	3,500	180,565
Endo Pharmaceuticals Holdings	9,600 [a]	229,824
Forest Laboratories	3,400 [a]	136,034
Humana	1,700 [a]	76,262
Johnson & Johnson	2,000	129,740
Medtronic	3,100	149,947
Merck & Co.	3,200	121,440
Pfizer	31,800	665,574
UnitedHealth Group	5,600	192,416
WellPoint	2,500 [a]	110,325
Wyeth	4,400	183,744
		3,198,327
Industrial—4.5%
Acuity Brands	4,300	184,685
Cummins	1,800	84,276
Deere & Co.	2,600	209,144
General Electric	14,100	521,841
Jacobs Engineering Group	2,100 [a]	154,539
Lockheed Martin	2,400	238,320
Northrop Grumman	2,200	171,182
Parker Hannifin	2,900	200,883
Raytheon	8,300	536,263
Tyco International	3,400	149,770
United Technologies	6,300	433,566
		2,884,469
Information Technology—7.4%
Accenture, Cl. A	10,200	358,734
Apple	1,500 [a]	215,250
Applied Materials	17,200	335,572

The Portfolio 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Autodesk	3,800 [a]	119,624
Cisco Systems	11,700 [a]	281,853
Dell	8,900 [a]	177,288
Google, Cl. A	700 [a]	308,329
Hewlett-Packard	3,800	173,508
International Business Machines	4,900	564,186
Lexmark International, Cl. A	3,500 [a]	107,520
MasterCard, Cl. A	900 [b]	200,691
Microsoft	23,500	666,930
Nokia, ADR	8,500	270,555
Novell	25,700 [a]	161,653
QLogic	12,900 [a]	198,015
QUALCOMM	3,300	135,300
Texas Instruments	8,200	231,814
Western Union	8,300	176,541
		4,683,363
Materials—2.5%
Dow Chemical	2,900	106,865
Freeport-McMoRan Copper & Gold	1,900	182,818
Methanex	7,500 [b]	196,275
Monsanto	3,100	345,650
Nucor	2,400	162,576
Owens-Illinois	3,400 [a]	191,862
Sigma-Aldrich	2,800	167,020
United States Steel	2,100	266,427
		1,619,493
Telecommunication Services—1.8%
AT & T	18,400	704,720
Millicom International Cellular	1,100 [a]	104,005
Rogers Communications, Cl. B	3,300	118,536
Windstream	17,800	212,710
		1,139,971

24

Growth and Income Portfolio (continued)
Common Stocks (continued)			Shares	Value ($)

Utilities—1.4%
Consolidated Edison			3,500	138,950
Constellation Energy Group			2,300	203,021
Mirant			7,000 [a,b]	254,730
Sempra Energy			5,900	314,352
				911,053
Total Common Stocks
(cost $27,134,959)				29,374,714

	Coupon	Maturity	Principal
Bonds and Notes—36.1%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense—.2%
Boeing,
Sr. Unscd. Notes	5.13	2/15/13	55,000 [b]	57,721
United Technologies,
Sr. Unscd. Notes	7.13	11/15/10	40,000	44,113
				101,834
Automobile Manufacturers—.0%
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	25,000	25,518
Banks—2.5%
Bank of America,
Sr. Unscd. Notes	4.88	1/15/13	115,000	117,368
Bank of America,
Sub. Notes	5.75	8/15/16	70,000	71,520
Bank One,
Sub. Notes	5.90	11/15/11	75,000	79,634
BB & T,
Sub. Notes	4.75	10/1/12	85,000	84,978
Deutsche Bank Financial,
Notes	5.38	3/2/15	45,000	45,793
First Union,
Sub. Notes	7.80	8/18/10	95,000	102,317
HSBC Bank,
Sub. Notes	6.95	3/15/11	160,000	165,844

The Portfolio 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Banks (continued)
Inter-American Development Bank,
Sr. Unscd. Notes	5.13	9/13/16	55,000	60,507
JPMorgan Chase,
Sub. Notes	5.75	1/2/13	50,000	52,288
KFW,
Gov’t Gtd. Notes	3.25	3/15/13	85,000	85,258
KFW,
Gov’t Gtd. Notes	4.88	1/17/17	65,000 [b]	69,649
KFW,
Gov’t Gtd. Notes	5.13	3/14/16	35,000	38,017
Oesterreichische Kontrollbank,
Gov’t Gtd. Notes	4.50	3/9/15	40,000	42,460
PNC Funding,
Bank Gtd. Notes	5.63	2/1/17	55,000	52,492
Rentenbank,
Govt. Gtd. Bonds	5.13	2/1/17	55,000	60,398
Royal Bank of Scotland Group,
Sub. Notes	6.38	2/1/11	100,000	104,398
Sanwa Bank,
Sr. Sub. Notes	7.40	6/15/11	80,000	87,682
Suntrust Bank,
Sub. Notes	6.38	4/1/11	40,000	41,576
U.S. Bank,
Sub. Notes	6.38	8/1/11	110,000	119,190
Wachovia,
Sub. Notes	5.63	10/15/16	25,000	23,891
Wells Fargo & Co.,
Sub. Notes	6.38	8/1/11	25,000	26,629
Wells Fargo,
Sub. Notes	5.13	9/15/16	30,000	29,730
Zions Bancorporation,
Sub. Notes	5.50	11/16/15	65,000	58,259
				1,619,878
Building & Construction—.2%
CRH America,
Gtd. Notes	5.30	10/15/13	50,000	48,787

26

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Building & Construction (continued)
CRH America,
Gtd. Notes	6.00	9/30/16	65,000	61,947
				110,734
Chemicals—.2%
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	4.75	11/15/12	55,000	56,733
Potash of Saskatchewan,
Unscd. Notes	7.75	5/31/11	70,000	77,902
				134,635
Commercial & Professional
Services—.1%
Donnelley (R.R.) and Sons,
Sr. Unscd. Notes	5.63	1/15/12	60,000	59,335
PHH,
Sr. Unscd. Notes	7.13	3/1/13	35,000	33,374
				92,709
Consumer Products—.1%
Kimberly-Clark,
Sr. Unscd. Notes	6.13	8/1/17	40,000	43,303
Procter & Gamble,
Sr. Unscd. Notes	4.95	8/15/14	35,000	36,674
				79,977
Diversified Financial Services—3.4%
American Express,
Sr. Unscd. Notes	5.50	9/12/16	55,000	53,205
American General Finance,
Sr. Unscd. Notes, Ser. I	5.40	12/1/15	40,000	36,470
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	20,000	19,663
Bear Stearns,
Unscd. Notes	5.30	10/30/15	55,000	51,710
Capital One Financial,
Sr. Unscd. Notes	5.70	9/15/11	40,000	37,760
Citigroup,
Sub. Notes	5.00	9/15/14	95,000	89,651

The Portfolio 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial
Services (continued)
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	120,000	120,039
Credit Suisse USA,
Gtd. Notes	4.70	6/1/09	275,000	277,341
General Electric Capital,
Sr. Unscd. Notes, Ser. A	4.75	9/15/14	55,000 [b]	55,550
General Electric Capital,
Sr. Unscd. Notes	5.38	10/20/16	30,000 [b]	30,515
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.00	6/15/12	70,000	74,703
Goldman Sachs Group,
Sr. Unscd. Notes	5.35	1/15/16	60,000	58,629
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	75,000	72,072
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	9/1/17	70,000	70,575
Goldman Sachs Group,
Sr. Unscd. Notes	6.60	1/15/12	55,000	58,201
Hartford Financial Services Group,
Sr. Unscd. Notes	5.38	3/15/17	40,000	38,830
Household Finance,
Sr. Unscd. Notes	6.38	11/27/12	55,000	55,761
Household Finance,
Sr. Unscd. Notes	8.00	7/15/10	160,000	168,934
International Lease Finance,
Sr. Unscd. Notes	5.88	5/1/13	50,000	49,649
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	80,000	88,592
JPMorgan Chase,
Sr. Unscd. Notes	4.75	3/1/15	60,000 [b]	57,852
Lehman Brothers Holdings,
Sr. Unscd. Notes, Ser. G	4.80	3/13/14	60,000	52,205
Lehman Brothers Holdings,
Sub. Notes	6.50	7/19/17	50,000	47,563
Merrill Lynch & Co.,
Sr. Unscd. Notes	5.45	7/15/14	45,000	43,276

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial
Services (continued)
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	70,000	69,839
Morgan Stanley,
Sr. Unscd. Notes	6.60	4/1/12	100,000	103,768
Pemex Finance,
Notes	9.03	2/15/11	108,000	117,360
SLM,
Sr. Unscd. Notes, Ser. A	5.00	10/1/13	50,000	37,677
Travelers Cos.,
Jr. Sub. Bonds	6.25	3/15/67	50,000 [c]	44,174
Western Union,
Gtd. Notes	5.93	10/1/16	55,000	54,692
				2,136,256
Diversified Metals & Mining—.1%
Alcan,
Sr. Unscd. Notes	5.00	6/1/15	40,000	39,354
Electric Utilities—.9%
Consolidated Edison,
Sr. Unscd. Debs.	4.88	2/1/13	55,000	56,259
Exelon,
Sr. Unscd. Notes	4.90	6/15/15	45,000	42,933
MidAmerican Energy,
Sr. Unscd. Notes	5.30	3/15/18	30,000	30,034
NiSource Finance,
Gtd. Notes	7.88	11/15/10	100,000	108,770
Ohio Edison,
Sr. Unscd. Notes	6.40	7/15/16	55,000	56,757
PPL Electric Utilities,
Sr. Scd. Bonds	6.25	8/15/09	100,000	103,226
Public Service of Colorado,
First Mortgage Bonds, Ser. 12	4.88	3/1/13	50,000	51,835
Southwestern Electric Power,
Sr. Unscd. Notes, Ser. E	5.55	1/15/17	25,000	24,230
Virginia Electric & Power,
Sr. Unscd. Notes, Ser. A	5.40	1/15/16	30,000	30,368

The Portfolio 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Electric Utilities (continued)
Wisconsin Energy,
Sr. Unsub. Notes	6.50	4/1/11	50,000	53,287
				557,699
Food & Beverages—.6%
Anheuser-Busch Cos.,
Sr. Unscd. Bonds	5.00	1/15/15	55,000 [b]	56,994
Coca-Cola Enterprises,
Sr. Unscd. Debs.	8.50	2/1/12	35,000	40,729
ConAgra Foods,
Sr. Unscd. Notes	6.75	9/15/11	145,000	156,468
Kraft Foods,
Sr. Unscd. Notes	5.25	10/1/13	50,000	50,058
Safeway,
Sr. Unscd. Notes	6.35	8/15/17	55,000	58,238
				362,487
Foreign/Governmental—1.4%
African Development Bank,
Sub. Notes	6.88	10/15/15	45,000	52,341
European Investment Bank,
Sr. Unscd. Notes	3.25	2/15/11	85,000	86,939
European Investment Bank,
Sr. Unscd. Notes	4.00	3/3/10	135,000	139,532
European Investment Bank,
Sr. Unscd. Notes	5.25	6/15/11	105,000	113,634
International Bank for
Reconstruction & Development,
Notes	5.00	4/1/16	35,000	38,214
Province of Manitoba Canada,
Debs., Ser. FH	4.90	12/6/16	45,000	48,403
Quebec Province,
Unscd. Debs.	4.88	5/5/14	45,000 [b]	48,898
Quebec Province,
Bonds	5.13	11/14/16	30,000	32,494
Republic of Chile,
Unsub. Bonds	5.50	1/15/13	125,000	132,563

30

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Foreign/Governmental (continued)
Republic of Italy,
Sr. Unscd. Notes, Ser. DTC	5.63	6/15/12	30,000	33,031
Republic of Poland,
Sr. Unscd. Bonds	5.00	10/19/15	40,000	42,066
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	20,000 [b]	21,070
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	65,000	72,800
				861,985
Health Care—.5%
Abbott Laboratories,
Sr. Unscd. Notes	5.88	5/15/16	35,000	37,369
Baxter International,
Sr. Unscd. Notes	5.90	9/1/16	50,000	52,863
Cardinal Health,
Sr. Unscd. Bonds	4.00	6/15/15	60,000	55,388
Eli Lilly,
Sr. Unscd. Notes	5.20	3/15/17	50,000	51,500
Unitedhealth Group,
Sr. Unscd. Notes	4.88	4/1/13	70,000	69,206
Wyeth,
Sr. Unscd. Notes	5.50	2/1/14	25,000	25,927
				292,253
Hotels & Motels—.1%
Marriot International,
Sr. Unscd. Notes	6.38	6/15/17	50,000	49,720
Manufacturing—.1%
General Electric,
Sr. Unscd. Notes	5.00	2/1/13	80,000	82,954
Media—.3%
Comcast Cable Communications,
Gtd. Notes	6.75	1/30/11	80,000	83,226
Comcast,
Gtd. Notes	5.88	2/15/18	60,000	58,571

The Portfolio 31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Media (continued)
Cox Communications,
Sr. Notes	5.45	12/15/14	45,000	44,365
				186,162
Oil & Gas—.7%
Anadarko Finance,
Gtd. Notes, Ser. B	6.75	5/1/11	70,000	74,819
Apache Finance Canada,
Gtd. Bonds	4.38	5/15/15	50,000	49,314
ConocoPhillips,
Sr. Unscd. Notes	8.75	5/25/10	75,000	83,746
El Paso Natural Gas,
Sr. Unscd. Notes	5.95	4/15/17	35,000	34,505
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	7.13	3/15/12	85,000	90,383
Sempra Energy,
Sr. Unscd. Notes	7.95	3/1/10	25,000	26,869
Valero Energy,
Sr. Unscd. Notes	6.13	6/15/17	50,000	50,581
XTO Energy,
Sr. Unscd. Notes	5.65	4/1/16	35,000	35,962
				446,179
Paper & Forest Products—.2%
International Paper,
Sr. Unscd. Notes	6.75	9/1/11	100,000	103,404
Property & Casualty Insurance—.5%
Allstate,
Sr. Unscd. Notes	7.20	12/1/09	65,000	68,788
Berkshire Hathaway Finance,
Gtd. Notes	4.85	1/15/15	60,000	62,626
MetLife,
Sr. Unscd. Notes	6.13	12/1/11	35,000	37,585
Safeco,
Sr. Unscd. Notes	4.88	2/1/10	90,000	90,662
St. Paul Travelers Cos.,
Sr. Unscd. Notes	5.50	12/1/15	40,000	39,881
				299,542

32

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Real Estate Investment Trusts—.3%
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	85,000	75,858
ERP Operating,
Sr. Unscd. Notes	6.63	3/15/12	30,000	30,510
HCP,
Sr. Unscd. Notes	6.00	1/30/17	30,000	24,533
iStar Financial,
Sr. Unscd. Notes, Ser. 1	5.88	3/15/16	35,000	24,535
Simon Property Group,
Sr. Unscd. Notes	5.75	12/1/15	35,000	33,345
				188,781
Retail—.5%
Costco Wholesale,
Sr. Unscd. Notes	5.50	3/15/17	20,000	20,707
CVS Caremark,
Sr. Unscd. Notes	4.88	9/15/14	30,000	29,754
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	50,000	47,071
Kohl’s,
Sr. Unscd. Notes	6.30	3/1/11	20,000	20,493
Macy’s Retail Holdings,
Gtd. Notes	6.63	4/1/11	55,000	55,058
Wal-Mart Stores,
Sr. Unscd. Notes	6.88	8/10/09	130,000	137,274
				310,357
Technology—.3%
Hewlett-Packard,
Sr. Unscd. Notes	6.50	7/1/12	50,000	54,638
International Business Machines,
Sr. Unscd. Notes	4.25	9/15/09	105,000	107,024
Intuit,
Sr. Unscd. Notes	5.75	3/15/17	35,000	33,964
				195,626
Telecommunications—1.2%
AT & T Wireless,
Sr. Unscd. Notes	7.88	3/1/11	35,000	38,094

The Portfolio 33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Telecommunications (continued)
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	60,000	62,175
Embarq,
Sr. Unscd. Notes	6.74	6/1/13	70,000	67,762
Motorola,
Sr. Unscd. Notes	7.63	11/15/10	87,000	90,217
SBC Communications,
Sr. Unscd. Notes	4.13	9/15/09	140,000	140,828
SBC Communications,
Sr. Unscd. Notes	5.10	9/15/14	75,000	74,612
Sprint Capital,
Gtd. Notes	8.38	3/15/12	40,000	37,030
Sprint Nextel,
Sr. Unscd. Notes	6.00	12/1/16	40,000	31,149
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	25,000	23,388
Telefonica Emisones,
Gtd. Notes	6.42	6/20/16	40,000	41,062
Verizon Communications,
Sr. Unscd. Notes	5.50	4/1/17	25,000	24,678
Verizon Global Funding,
Sr. Unscd. Notes	7.25	12/1/10	85,000	91,343
Vodafone Group,
Sr. Unscd. Notes	5.38	1/30/15	40,000	39,039
Vodafone Group,
Sr. Unscd. Notes	5.63	2/27/17	25,000	24,351
				785,728
Transportation—.2%
Norfolk Southern,
Sr. Unscd. Notes	8.63	5/15/10	100,000	111,258
Union Pacific,
Sr. Unscd. Notes	6.50	4/15/12	25,000	27,070
				138,328
U.S. Government Agencies—6.6%
Federal Farm Credit Banks,
Bonds	4.13	4/15/09	110,000	112,105

34

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies (continued)
Federal Farm Credit Banks,
Bonds	4.88	1/17/17	50,000	53,241
Federal Home Loan Banks,
Bonds, Ser. 363	4.50	11/15/12	80,000	84,493
Federal Home Loan Banks,
Bonds	4.75	12/16/16	60,000	63,321
Federal Home Loan Banks,
Bonds	4.88	5/14/10	195,000	205,406
Federal Home Loan Banks,
Bonds	4.88	11/18/11	120,000	128,423
Federal Home Loan Banks,
Bonds	5.00	9/18/09	115,000	119,618
Federal Home Loan Banks,
Bonds, Ser. VB15	5.00	12/21/15	80,000	85,988
Federal Home Loan Banks,
Bonds, Ser. 467	5.25	6/18/14	60,000	65,584
Federal Home Loan Banks,
Bonds, Ser. 665	5.38	7/17/09	195,000	202,782
Federal Home Loan Banks,
Bonds, Ser. 656	5.38	5/18/16	40,000	44,012
Federal Home Loan Banks,
Bonds, Ser. 312	5.75	5/15/12	80,000	88,363
Federal Home Loan Mortgage Corp.,
Notes	4.13	7/12/10	195,000	202,566
Federal Home Loan Mortgage Corp.,
Notes	4.50	7/15/13	90,000	94,923
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	210,000	221,162
Federal Home Loan Mortgage Corp.,
Notes,	5.13	7/15/12	170,000	184,058
Federal Home Loan Mortgage Corp.,
Notes	5.13	10/18/16	100,000	107,890
Federal Home Loan Mortgage Corp.,
Notes	5.25	5/21/09	280,000	289,410
Federal Home Loan Mortgage Corp.,
Notes	5.63	3/15/11	100,000	108,057

The Portfolio 35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies (continued)
Federal Home Loan Mortgage Corp.,
Notes	5.75	1/15/12	50,000	55,069
Federal Home Loan Mortgage Corp.,
Sub. Notes	5.88	3/21/11	65,000	70,166
Federal Home Loan Mortgage Corp.,
Notes	6.63	9/15/09	20,000	21,250
Federal Home Loan Mortgage Corp.,
Notes	6.88	9/15/10	140,000	154,603
Federal National Mortgage
Association, Bonds	4.38	3/15/13	60,000	63,055
Federal National Mortgage
Association, Notes	4.38	10/15/15	20,000	20,714
Federal National Mortgage
Association, Notes	4.63	10/15/13	135,000	143,307
Federal National Mortgage
Association, Notes	5.00	2/13/17	55,000	58,842
Federal National Mortgage
Association, Notes	5.00	5/11/17	80,000	85,630
Federal National Mortgage
Association, Notes	5.38	6/12/17	70,000	77,020
Federal National Mortgage
Association, Notes	6.00	5/15/11	90,000	98,465
Federal National Mortgage
Association, Notes	6.13	3/15/12	130,000	145,174
Federal National Mortgage
Association, Notes	6.63	9/15/09	215,000	228,438
Federal National Mortgage
Association, Notes	6.63	11/15/10	290,000	320,069
Federal National Mortgage
Association, Notes	7.25	1/15/10	205,000	222,854
				4,226,058
U.S. Government Securities—14.9%
U.S. Treasury Bonds	7.25	5/15/16	105,000	134,991
U.S. Treasury Bonds	7.50	11/15/16	135,000 [b]	176,386
U.S. Treasury Bonds	8.75	5/15/17	95,000 [b]	133,883

36

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government
Securities (continued)
U.S. Treasury Bonds	11.25	2/15/15	65,000 [b]	98,602
U.S. Treasury Notes	3.13	4/15/09	100,000	101,703
U.S. Treasury Notes	3.50	11/15/09	335,000	345,338
U.S. Treasury Notes	3.63	5/15/13	195,000 [b]	206,015
U.S. Treasury Notes	3.88	5/15/09	365,000 [b]	374,496
U.S. Treasury Notes	3.88	5/15/10	340,000 [b]	356,097
U.S. Treasury Notes	3.88	2/15/13	190,000 [b]	202,795
U.S. Treasury Notes	4.00	6/15/09	475,000 [b]	488,991
U.S. Treasury Notes	4.00	11/15/12	235,000 [b]	252,423
U.S. Treasury Notes	4.00	2/15/14	180,000 [b]	194,161
U.S. Treasury Notes	4.00	2/15/15	200,000 [b]	215,125
U.S. Treasury Notes	4.13	5/15/15	180,000 [b]	194,639
U.S. Treasury Notes	4.25	8/15/13	220,000 [b]	239,560
U.S. Treasury Notes	4.25	8/15/14	190,000 [b]	207,724
U.S. Treasury Notes	4.25	11/15/14	165,000 [b]	180,469
U.S. Treasury Notes	4.25	11/15/17	120,000 [b]	128,072
U.S. Treasury Notes	4.38	8/15/12	220,000 [b]	239,319
U.S. Treasury Notes	4.50	11/15/10	275,000 [b]	294,981
U.S. Treasury Notes	4.50	11/30/11	155,000 [b]	168,296
U.S. Treasury Notes	4.50	2/15/16	120,000 [b]	132,131
U.S. Treasury Notes	4.63	7/31/09	625,000	650,489
U.S. Treasury Notes	4.63	8/31/11	260,000 [b]	282,425
U.S. Treasury Notes	4.63	10/31/11	150,000	163,442
U.S. Treasury Notes	4.63	11/15/16	185,000 [b]	204,165
U.S. Treasury Notes	4.63	2/15/17	160,000 [b]	175,788
U.S. Treasury Notes	4.75	8/15/17	185,000 [b]	204,743
U.S. Treasury Notes	4.88	5/15/09	505,000 [b]	523,622
U.S. Treasury Notes	4.88	8/15/09	435,000 [b]	454,643
U.S. Treasury Notes	4.88	4/30/11	200,000 [b]	217,969
U.S. Treasury Notes	4.88	7/31/11	180,000	197,016
U.S. Treasury Notes	4.88	2/15/12	240,000 [b]	264,806

The Portfolio 37

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government
Securities (continued)
U.S. Treasury Notes	4.88	8/15/16	160,000 [b]	179,275
U.S. Treasury Notes	5.00	2/15/11	290,000 [b]	316,463
U.S. Treasury Notes	5.00	8/15/11	270,000 [b]	297,063
U.S. Treasury Notes	5.13	5/15/16	145,000	165,232
U.S. Treasury Notes	6.00	8/15/09	135,000 [b]	143,248
				9,506,586
Total Bonds and Notes
(cost $22,059,718)				22,934,744

			Principal
Short-Term Investments—1.6%			Amount ($)	Value ($)

U.S. Treasury Bills;
2.01%, 5/29/08
(cost $996,762)			1,000,000 [d]	997,801

Other Investment—15.0%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $9,545,000)			9,545,000 [e]	9,545,000

38

Growth and Income Portfolio (continued)
Investment of Cash Collateral
	for Securities Loaned—14.1%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
	Advantage Fund
	(cost $8,997,013)		8,997,013 [e]	8,997,013

Total Investments (cost $68,733,452)			113.0%	71,849,272

Liabilities, Less Cash and Receivables			(13.0%)	(8,273,670)

Net Assets			100.0%	63,575,602

ADR—American Depository Receipts
a	Non-income producing security.
b	All or a portion of these securities are on loan. At March 31, 2008, the total market value of the portfolio’s securities
	on loan is $8,992,411 and the total market value of the collateral held by the portfolio is $9,255,880, consisting of
	cash collateral of $8,997,013, U.S. Government and Agency securities valued at $63,867, and Letters of Credit
	valued at $195,000.
c	Variable rate security—interest rate subject to periodic change.
d	All or partially held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

		Value (%)		Value (%)

Short-Term/Money			Health Care	5.0
	Market Investments	30.7	Industrial	4.5
U.S. Government & Agencies		21.5	Consumer Staples	3.7
Corporate Bonds		13.2	Materials	2.5
Information Technology		7.4	Telecommunication Services	1.8
Consumer Discretionary		6.8	Utilities	1.4
Financial		6.8	Foreign/Governmental	1.4
Energy		6.3		113.0

†	Based on net assets.
See notes to financial statements.

The Portfolio 39

STATEMENT OF FINANCIAL FUTURES
March 31, 2008 (Unaudited)

Growth and Income Portfolio
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2008 ($)

Financial Futures Long
CAC 40	2	145,372	June 2008	6,910
DJ Euro STOXX 50	19	1,064,571	June 2008	48,852
FTSE 100	7	793,052	June 2008	30,203
Hang Seng	1	145,387	April 2008	1,378
Russell 2000	22	7,590,000	June 2008	175,890
SPI ASX 200 Index	2	246,571	June 2008	11,418
TOPIX	6	731,641	June 2008	(7,314)
				267,337

See notes to financial statements.

40

STATEMENT OF INVESTMENTS
March 31, 2008 (Unaudited)

Growth Portfolio
Common Stocks—69.7%	Shares	Value ($)

Consumer Discretionary—10.4%
Apollo Group, Cl. A	2,650 [a]	114,480
AutoZone	1,075 [a]	122,367
Choice Hotels International	5,825	198,690
Coach	3,475 [a]	104,771
Deckers Outdoor	775 [a]	83,560
DISH Network, Cl. A	4,250 [a]	122,102
Harley-Davidson	2,150	80,625
International Game Technology	3,225	129,677
Marvel Entertainment	5,725 [a]	153,373
McDonald’s	7,425	414,092
Newell Rubbermaid	5,375	122,926
News, Cl. A	7,325	137,344
NIKE, Cl. B	1,900	129,200
NVR	200 [a]	119,500
Philip Morris International	2,650 [a]	134,037
Priceline.com	775 [a,b]	93,667
Sotheby’s	3,275	94,680
Viacom, Cl. B	2,725 [a]	107,965
Walt Disney	10,450	327,921
Weight Watchers International	2,650	122,775
Yum! Brands	5,950	221,400
		3,135,152
Consumer Staples—5.5%
Altria Group	2,650	58,830
Campbell Soup	3,750	127,312
H.J. Heinz	2,350	110,380
Herbalife	3,750	178,125
Kellogg	1,950	102,492
PepsiCo	3,075	222,015
Procter & Gamble	6,800	476,476
Reynolds American	5,075	299,577
Sara Lee	7,225	101,006
		1,676,213
Energy—9.4%
Chevron	5,825	497,222
ConocoPhillips	6,000	457,260

The Portfolio 41

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth Portfolio (continued)
Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Exxon Mobil	11,375	962,097
Hess	1,175	103,612
Marathon Oil	4,100	186,960
National Oilwell Varco	1,750 [a]	102,165
Occidental Petroleum	3,850	281,705
Transocean	519 [a]	70,168
Valero Energy	3,625	178,024
		2,839,213
Financial—10.2%
Aegon	9,675	141,642
American International Group	2,675	115,693
Bank of America	5,175	196,184
Chubb	4,750	235,030
Citigroup	4,100	87,822
Deutsche Bank	1,375 [b]	155,443
Federated Investors, Cl. B	3,425	134,123
GLG Partners	10,550 [b]	125,229
Goldman Sachs Group	1,025	169,525
Greenhill & Co.	1,600 [b]	111,296
Hartford Financial Services Group	1,175	89,030
Hudson City Bancorp	5,375	95,030
JPMorgan Chase & Co.	7,025	301,724
Lehman Brothers Holdings	1,225 [b]	46,109
MetLife	3,075	185,300
Northern Trust	1,850	122,970
Nymex Holdings	1,175	106,490
ProLogis	2,200	129,492
Public Storage	1,075	95,267
State Street	2,450	193,550
TD Ameritrade Holding	7,225 [a]	119,285
Waddell & Reed Financial, Cl. A	3,800	122,094
		3,078,328
Health Care—7.6%
Aetna	1,275	53,664
Alcon	1,125	160,031
Amgen	5,475 [a]	228,745

Growth Portfolio (continued)
Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Becton, Dickinson & Co.	1,800	154,530
CIGNA	3,225	130,838
Eli Lilly & Co.	2,650	136,714
Endo Pharmaceuticals Holdings	6,925 [a]	165,784
Forest Laboratories	2,600 [a]	104,026
Humana	1,275 [a]	57,197
Johnson & Johnson	1,325	85,953
Medtronic	2,350	113,670
Merck & Co.	2,250	85,388
Pfizer	22,800	477,204
UnitedHealth Group	4,000	137,440
WellPoint	1,750 [a]	77,228
Wyeth	3,225	134,676
		2,303,088
Industrial—6.9%
Acuity Brands	3,025	129,923
Cummins	1,375	64,377
Deere & Co.	1,850	148,814
General Electric	10,050	371,950
Jacobs Engineering Group	1,425 [a]	104,866
Lockheed Martin	1,650	163,845
Northrop Grumman	1,600	124,496
Parker Hannifin	2,400	166,248
Raytheon	5,950	384,430
Tyco International	2,500	110,125
United Technologies	4,500	309,690
		2,078,764
Information Technology—11.0%
Accenture, Cl. A	7,325	257,620
Apple	1,125 [a]	161,437
Applied Materials	12,350	240,948
Autodesk	2,725 [a]	85,783
Cisco Systems	8,250 [a]	198,742
Dell	6,350 [a]	126,492
Google, Cl. A	500 [a]	220,235
Hewlett-Packard	2,725	124,424

The Portfolio 43

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth Portfolio (continued)
Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
International Business Machines	3,525	405,869
Lexmark International, Cl. A	2,600 [a]	79,872
MasterCard, Cl. A	625 [b]	139,369
Microsoft	16,850	478,203
Nokia, ADR	5,950	189,389
Novell	18,400 [a]	115,736
QLogic	9,275 [a]	142,371
QUALCOMM	2,400	98,400
Texas Instruments	5,850	165,380
Western Union	5,950	126,557
		3,356,827
Materials—3.8%
Dow Chemical	2,150	79,227
Freeport-McMoRan Copper & Gold	1,275	122,680
Methanex	5,475 [b]	143,281
Monsanto	2,150	239,725
Nucor	1,750	118,545
Owens-Illinois	2,450 [a]	138,254
Sigma-Aldrich	2,050	122,283
United States Steel	1,425	180,790
		1,144,785
Telecommunication Services—2.7%
AT & T	13,275	508,432
Millicom International Cellular	775 [a]	73,276
Rogers Communications, Cl. B	2,500	89,800
Windstream	12,750	152,363
		823,871
Utilities—2.2%
Consolidated Edison	2,600	103,220
Constellation Energy Group	1,650	145,645
Mirant	4,975 [a,b]	181,040
Sempra Energy	4,150	221,112
		651,017
Total Common Stocks
(cost $19,374,851)		21,087,258

Growth Portfolio (continued)
	Principal
Short-Term Investments—3.3%	Amount ($)	Value ($)

U.S. Treasury Bills;
2.01%, 5/29/08
(cost $996,761)	1,000,000 [c]	997,801

Other Investment—26.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,963,000)	7,963,000 [d]	7,963,000

Investment of Cash Collateral
for Securities Loaned—2.6%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $801,388)	801,388 [d]	801,388

Total Investments (cost $29,136,000)	101.9%	30,849,447
Liabilities, Less Cash and Receivables	(1.9%)	(571,485)
Net Assets	100.0%	30,277,962

ADR—American Depository Receipts
[a] Non-income producing security.
[b] All or a portion of these securities are on loan. At March 31, 2008, the total market value of the portfolio’s securities on loan is $776,371 and the total market value of the collateral held by the portfolio is $801,388.
[c] All or partially held by a broker as collateral for open financial futures positions.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary	(Unaudited) †

	Value (%)		Value (%)

Short-Term/Money		Industrial	6.9
Market Investments	32.2	Consumer Staples	5.5
Information Technology	11.0	Materials	3.8
Consumer Discretionary	10.4	Telecommunication Services	2.7
Financial	10.2	Utilities	2.2
Energy	9.4
Health Care	7.6		101.9

† Based on net assets.
See notes to financial statements.

The Portfolio 45

STATEMENT OF FINANCIAL FUTURES
March 31, 2008 (Unaudited)

Growth Portfolio
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2008 ($)

Financial Futures Long
CAC 40	2	145,372	June 2008	6,910
DJ Euro STOXX 50	26	1,456,782	June 2008	66,850
FTSE 100	10	1,132,931	June 2008	43,148
Hang Seng	1	145,387	April 2008	1,378
Russell 2000	15	5,175,000	June 2008	119,925
SPI ASX 200 Index	2	246,571	June 2008	11,418
TOPIX	7	853,581	June 2008	(8,534)
				241,095

See notes to financial statements.

46

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2008 (Unaudited)

		Growth and
	Income	Income	Growth
	Portfolio	Portfolio	Portfolio

Assets ($):
Investments in securities—
See Statement of Investments †—Note 2(c)
(including securities on loan ††):
Unaffiliated issuers	11,350,839	53,307,259	22,085,059
Affiliated issuers	8,111,672	18,542,013	8,764,388
Cash	85,089	55,692	24,564
Receivable for investment securities sold	156,147	576,320	—
Dividends and interest receivable	126,870	347,368	47,950
Receivable for shares of
Common Stock subscribed	—	1,100	226
Receivable for futures variation margin—Note 5	14,025	211,816	230,134
Prepaid expenses	13,941	14,642	14,137
	19,858,583	73,056,210	31,166,458

Liabilities ($):
Due to The Dreyfus Corporation
and affiliates—Note 4(b)	7,340	59,886	30,145
Liability for securities on loan—Note 2(c)	3,237,672	8,997,013	801,388
Payable for investment securities purchased	156,754	224,071	—
Payable for shares of
Common Stock redeemed	11,135	83,853	14,847
Accrued expenses	32,535	115,785	42,116
	3,445,436	9,480,608	888,496

Net Assets ($)	16,413,147	63,575,602	30,277,962

The Portfolio 47

STATEMENT OF ASSETS AND LIABILITIES (continued)

		Growth and
	Income	Income	Growth
	Portfolio	Portfolio	Portfolio

Composition of Net Assets ($):
Paid-in capital	17,692,422	62,996,271	29,889,764
Accumulated distributions in excess
of investment income—net	(151,948)	(40,622)	(16,240)
Accumulated net realized gain
(loss) on investments	(1,409,943)	(2,763,204)	(1,550,104)
Accumulated net unrealized appreciation
(depreciation) on investments [including
($12,880) net unrealized (depreciation) on
financial futures for the Income Portfolio]	282,616	—	—
Accumulated net unrealized appreciation
(depreciation) on investments and foreign
currency transactions (including $267,337
and $241,095 net unrealized appreciation
on financial futures for the Growth and Income
Portfolio and the Growth Portfolio, respectively)	—	3,383,157	1,954,542

Net Assets ($)	16,413,147	63,575,602	30,277,962

		Growth and
	Income	Income	Growth
Net Asset Value Per Share	Portfolio	Portfolio	Portfolio

Restricted Class Shares
Net Assets ($)	8,243,801	24,186,566	21,276,812
Shares Outstanding	654,273	1,677,141	1,451,020

Net Asset Value Per Share ($)	12.60	14.42	14.66

Investor Class Shares
Net Assets ($)	8,169,346	39,389,036	9,001,150
Shares Outstanding	650,728	2,559,197	611,283

Net Asset Value Per Share ($)	12.55	15.39	14.73

† Investments at cost ($):
Unaffiliated issuers	11,055,343	50,191,439	20,371,612
Affiliated issuers	8,111,672	18,542,013	8,764,388

†† Value of securities on loan ($)	3,506,134	8,992,411	776,371

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2008 (Unaudited)

		Growth and
	Income	Income	Growth
	Portfolio	Portfolio	Portfolio

Investment Income ($):
Income:
Interest	805,749	655,265	17,140
Cash dividends (net of $969 and $766
foreign taxes withheld at source for
the Growth and Income Portfolio and
the Growth Portfolio, respectively):
Unaffiliated issuers	—	318,032	257,186
Affiliated issuers	316,022	210,508	193,228
Income from securities lending	33,308	39,601	1,526
Total Income	1,155,079	1,223,406	469,080
Expenses—Note 2(e):
Investment advisory fee—Note 4(a)	142,312	265,744	140,227
Shareholder servicing costs—Note 4(b)	52,098	103,188	71,343
Auditing fees	18,950	21,543	18,032
Custodian fees—Note 4(b)	5,512	9,422	7,305
Registration fees	4,338	3,721	7,224
Prospectus and shareholders’ reports	1,846	10,016	3,646
Directors’ fees and expenses—Note 4(c)	1,378	964	563
Legal fees	1,363	6,328	4,894
Loan commitment fees—Note 3	445	485	311
Miscellaneous	18,034	82,065	5,643
Total Expenses	246,276	503,476	259,188
Less—waiver of fees due
to undertaking—Note 4(a)	(29,036)	—
Less—reduction in fees due
to earnings credits—Note 2(c)	(194)	(1,709)	(648)
Net Expenses	217,046	501,767	258,540
Investment Income—Net	938,033	721,639	210,540

The Portfolio 49

STATEMENT OF OPERATIONS (continued)

		Growth and
	Income	Income	Growth
	Portfolio	Portfolio	Portfolio

Realized and Unrealized Gain (Loss)
on Investments—Note 5 ($):
Net realized gain (loss) on investments	993,347	722,907	1,049,476
Net realized gain (loss) on financial futures	(572,280)	(1,958,723)	(1,689,917)
Net Realized Gain (Loss)	421,067	(1,235,816)	(640,441)
Net unrealized appreciation (depreciation)
on investments [including ($691,653)
net unrealized (depreciation) on financial
futures for the Income Portfolio]	(497,734)	—	—
Net unrealized appreciation (depreciation)
on investments and foreign currency
transactions [including ($173,617) and
($210,809) net unrealized (depreciation)
on financial futures for the Growth and Income
Portfolio and the Growth Portfolio, respectively]	—	(4,211,039)	(4,675,633)
Net Realized and Unrealized
Gain (Loss) on Investments	(76,667)	(5,446,855)	(5,316,074)
Net Increase (Decrease) in Net Assets
Resulting from Operations	861,366	(4,725,216)	(5,105,534)

See notes to financial statements.

50

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2008	Year Ended
Income Portfolio	(Unaudited)	September 30, 2007

Operations ($):
Investment income—net	938,033	4,236,866
Net realized gain (loss) on investments	421,067	1,487,308
Net unrealized appreciation
(depreciation) on investments	(497,734)	1,158,045
Net Increase (Decrease) in Net Assets
Resulting from Operations	861,366	6,882,219

Dividends to Shareholders from ($):
Investment income—net:
Restricted Class shares	(3,872,963)	(3,705,462)
Investor Class shares	(333,726)	(398,032)
Total Dividends	(4,206,689)	(4,103,494)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Restricted Class shares	3,230,421	7,940,784
Investor Class shares	987,584	1,682,593
Dividends reinvested:
Restricted Class shares	3,869,979	3,701,545
Investor Class shares	327,948	391,880
Cost of shares redeemed:
Restricted Class shares	(93,499,804)	(5,868,654)
Investor Class shares	(1,434,958)	(4,173,525)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(86,518,830)	3,674,623
Total Increase (Decrease) in Net Assets	(89,864,153)	6,453,348

Net Assets ($):
Beginning of Period	106,277,300	99,823,952
End of Period	16,413,147	106,277,300
Undistributed (distributions in excess
of) investment income—net	(151,948)	3,116,708

The Portfolio 51

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended
	March 31, 2008	Year Ended
Income Portfolio (continued)	(Unaudited)	September 30, 2007

Capital Share Transactions:
Restricted Class Shares
Shares sold	250,847	620,456
Shares issued for dividends reinvested	304,244	294,006
Shares redeemed	(7,331,711)	(458,589)
Net Increase (Decrease) in Shares Outstanding	(6,776,620)	455,873

Investor Class Shares
Shares sold	77,539	132,380
Shares issued for dividends reinvested	25,925	31,325
Shares redeemed	(112,881)	(328,247)
Net Increase (Decrease) in Shares Outstanding	(9,417)	(164,542)

See notes to financial statements.

52

	Six Months Ended
	March 31, 2008	Year Ended
Growth and Income Portfolio	(Unaudited)	September 30, 2007

Operations ($):
Investment income—net	721,639	1,993,956
Net realized gain (loss) on investments	(1,235,816)	5,244,730
Net unrealized appreciation
(depreciation) on investments	(4,211,039)	2,266,828
Net Increase (Decrease) in Net Assets
Resulting from Operations	(4,725,216)	9,505,514

Dividends to Shareholders from ($):
Investment income—net:
Restricted Class shares	(878,549)	(1,270,317)
Investor Class shares	(1,222,184)	(1,331,395)
Net realized gain on investments:
Restricted Class shares	(1,914,040)	(1,936,550)
Investor Class shares	(2,962,790)	(2,174,366)
Total Dividends	(6,977,563)	(6,712,628)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Restricted Class shares	2,046,705	3,787,470
Investor Class shares	2,196,700	4,985,736
Dividends reinvested:
Restricted Class shares	2,787,768	3,202,553
Investor Class shares	4,071,459	3,398,026
Cost of shares redeemed:
Restricted Class shares	(10,189,535)	(14,916,440)
Investor Class shares	(6,566,770)	(12,803,222)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(5,653,673)	(12,345,877)
Total Increase (Decrease) in Net Assets	(17,356,452)	(9,552,991)

Net Assets ($):
Beginning of Period	80,932,054	90,485,045
End of Period	63,575,602	80,932,054
Undistributed (distributions in excess
of) investment income—net	(40,622)	1,338,472

The Portfolio 53

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	March 31, 2008	Year Ended
Growth and Income Portfolio (continued)	(Unaudited)	September 30, 2007

Capital Share Transactions:
Restricted Class Shares
Shares sold	132,985	226,864
Shares issued for dividends reinvested	183,890	198,300
Shares redeemed	(624,942)	(900,447)
Net Increase (Decrease) in Shares Outstanding	(308,067)	(475,283)

Investor Class Shares
Shares sold	132,912	282,248
Shares issued for dividends reinvested	249,930	198,252
Shares redeemed	(399,352)	(736,807)
Net Increase (Decrease) in Shares Outstanding	(16,510)	(256,307)

See notes to financial statements.

54

	Six Months Ended
	March 31, 2008	Year Ended
Growth Portfolio	(Unaudited)	September 30, 2007

Operations ($):
Investment income—net	210,540	738,770
Net realized gain (loss) on investments	(640,441)	4,193,045
Net unrealized appreciation
(depreciation) on investments	(4,675,633)	1,731,525
Net Increase (Decrease) in Net Assets
Resulting from Operations	(5,105,534)	6,663,340

Dividends to Shareholders from ($):
Investment income—net:
Restricted Class shares	(505,739)	(755,399)
Investor Class shares	(194,393)	(420,855)
Net realized gain on investments:
Restricted Class shares	(2,541,662)	(47,654)
Investor Class shares	(1,124,294)	(29,211)
Total Dividends	(4,366,088)	(1,253,119)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Restricted Class shares	3,303,479	7,178,139
Investor Class shares	933,607	3,213,568
Dividends reinvested:
Restricted Class shares	2,973,705	784,787
Investor Class shares	1,312,201	445,221
Cost of shares redeemed:
Restricted Class shares	(13,010,203)	(6,552,324)
Investor Class shares	(2,683,493)	(10,928,960)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(7,170,704)	(5,859,569)
Total Increase (Decrease) in Net Assets	(16,642,326)	(449,348)

Net Assets ($):
Beginning of Period	46,920,288	47,369,636
End of Period	30,277,962	46,920,288
Undistributed (distributions in excess
of) investment income—net	(16,240)	473,352

The Portfolio 55

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	March 31, 2008	Year Ended
Growth Portfolio (continued)	(Unaudited)	September 30, 2007

Capital Share Transactions:
Restricted Class Shares
Shares sold	199,198	395,567
Shares issued for dividends reinvested	183,449	44,338
Shares redeemed	(744,632)	(359,499)
Net Increase (Decrease) in Shares Outstanding	(361,985)	80,406

Investor Class Shares
Shares sold	55,808	177,540
Shares issued for dividends reinvested	80,503	25,012
Shares redeemed	(166,993)	(610,462)
Net Increase (Decrease) in Shares Outstanding	(30,682)	(407,910)

See notes to financial statements.

56

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each portfolio for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single portfolio share.Total return shows how much your investment in each portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the portfolios’ financial statements.

	Six Months Ended		Restricted Class Shares

Income	March 31, 2008		Year Ended September 30,

Portfolio	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	13.14	12.81	12.83	12.89	12.83	12.24
Investment Operations:
Investment income—net [a]	.21	.53	.46	.40	.34	.37
Net realized and unrealized
gain (loss) on investments	(.23)	.33	.05	(.02)	.17	.62
Total from Investment Operations (.02)		.86	.51	.38	.51	.99
Distributions:
Dividends from investment
income—net	(.52)	(.53)	(.53)	(.44)	(.45)	(.40)
Net asset value, end of period	12.60	13.14	12.81	12.83	12.89	12.83

Total Return (%)	(.20)[b]	6.87	4.12	3.02	4.03	8.27

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.92[c]	.94	1.02	.72	.72	.71
Ratio of net expenses
to average net assets	.90[c]	.94[d]	1.02[d]	.72[d]	.72[d]	.71
Ratio of net investment income
to average net assets	3.93[c]	4.11	3.68	3.14	2.64	2.96
Portfolio Turnover Rate	101.90[b]	36.02	31.94	38.77	35.18	37.88

Net Assets, end of period
($ x 1,000)	8,244	97,656	89,341	97,984	98,032	92,924
[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
[c] Annualized.
[d]	The difference for the period represents less than .01%.
See notes to financial statements.

The Portfolio 57

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended		Investor Class Shares

Income	March 31, 2008		Year Ended September 30,

Portfolio (continued)	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	13.06	12.71	12.75	12.82	12.77	12.19
Investment Operations:
Investment income—net [a]	.26	.51	.44	.34	.27	.31
Net realized and unrealized
gain (loss) on investments	(.26)	.34	.05	(.04)	.17	.62
Total from Investment Operations (.00)[b]		.85	.49	.30	.44	.93
Distributions:
Dividends from investment
income—net	(.51)	(.50)	(.53)	(.37)	(.39)	(.35)
Net asset value, end of period	12.55	13.06	12.71	12.75	12.82	12.77

Total Return (%)	(.02)[c]	6.84	3.95	2.37	3.52	7.76

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.60[d]	1.21	1.20	1.26	1.25	1.19
Ratio of net expenses
to average net assets	1.00[d]	1.00	1.20[e]	1.26[e]	1.25[e]	1.19
Ratio of net investment income
to average net assets	4.04[d]	4.04	3.50	2.66	2.12	2.48
Portfolio Turnover Rate	101.90[c]	36.02	31.94	38.77	35.18	37.88

Net Assets, end of period
($ x 1,000)	8,169	8,621	10,483	10,474	13,095	19,570
[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Not annualized.
[d] Annualized.
[e]	The difference for the period represents less than .01%.
See notes to financial statements.

58

Six Months Ended			Restricted Class Shares

Growth and	March 31, 2008		Year Ended September 30,

Income Portfolio	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	17.18	16.60	16.11	15.09	14.16	12.54
Investment Operations:
Investment income—net [a]	.18	.42	.36	.35	.26	.25
Net realized and unrealized
gain (loss) on investments	(1.22)	1.45	.94	1.07	.99	1.73
Total from Investment Operations (1.04)		1.87	1.30	1.42	1.25	1.98
Distributions:
Dividends from investment
income—net	(.54)	(.51)	(.81)	(.40)	(.32)	(.36)
Dividends from net realized
gain on investments	(1.18)	(.78)	—	—	—	—
Total Distributions	(1.72)	(1.29)	(.81)	(.40)	(.32)	(.36)
Net asset value, end of period	14.42	17.18	16.60	16.11	15.09	14.16

Total Return (%)	(6.51)[b]	11.70	8.44	9.49	8.90	16.12

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.20[c]	1.00	1.02	.84	.82	.81
Ratio of net expenses
to average net assets	1.20[c,d]	1.00[d]	1.02[d]	.84[d]	.82[d]	.81
Ratio of net investment income
to average net assets	2.26[c]	2.50	2.48	2.28	1.71	1.91
Portfolio Turnover Rate	21.76[b]	49.68	48.36	58.32	60.52	69.67

Net Assets, end of period
($ x 1,000)	24,187	34,102	40,856	171,055	196,656	187,661

[a] Based on average shares outstanding at each month end.
[b] Not annualized.
[c] Annualized.
[d] The difference for the period represents less than .01%.
See notes to financial statements.

The Portfolio 59

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended		Investor Class Shares

Growth and Income	March 31, 2008		Year Ended September 30,

Portfolio (continued)	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	18.18	17.52	16.98	15.81	14.85	13.12
Investment Operations:
Investment income—net [a]	.16	.39	.36	.34	.18	.20
Net realized and unrealized
gain (loss) on investments	(1.28)	1.53	.97	1.12	1.03	1.82
Total from Investment Operations (1.12)		1.92	1.33	1.46	1.21	2.02
Distributions:
Dividends from investment
income—net	(.49)	(.48)	(.79)	(.29)	(.25)	(.29)
Dividends from net realized
gain on investments	(1.18)	(.78)	—	—	—	—
Total Distributions	(1.67)	(1.26)	(.79)	(.29)	(.25)	(.29)
Net asset value, end of period	15.39	18.18	17.52	16.98	15.81	14.85

Total Return (%)	(6.61)[b]	11.37	8.08	9.27	8.23	15.60

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.57[c]	1.34	1.32	1.04	1.37	1.28
Ratio of net expenses
to average net assets	1.56[c]	1.34[d]	1.32[d]	1.04[d]	1.37[d]	1.28
Ratio of net investment income
to average net assets	1.89[c]	2.18	2.13	2.08	1.15	1.44
Portfolio Turnover Rate	21.76[b]	49.68	48.36	58.32	60.52	69.67

Net Assets, end of period
($ x 1,000)	39,389	46,830	49,629	51,247	57,483	136,423

[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
[c] Annualized.
[d]	The difference for the period represents less than .01%.
See notes to financial statements.

	Six Months Ended		Restricted Class Shares

Growth	March 31, 2008		Year Ended September 30,

Portfolio	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	19.10	17.00	15.56	13.59	12.15	10.02
Investment Operations:
Investment income—net [a]	.10	.30	.24	.21	.07	.07
Net realized and unrealized
gain (loss) on investments	(2.43)	2.26	1.60	1.84	1.45	2.12
Total from Investment Operations (2.33)		2.56	1.84	2.05	1.52	2.19
Distributions:
Dividends from investment
income—net	(.35)	(.43)	(.40)	(.08)	(.08)	(.06)
Dividends from net realized
gain on investments	(1.76)	(.03)	—	—	—	—
Total Distributions	(2.11)	(.46)	(.40)	(.08)	(.08)	(.06)
Net asset value, end of period	14.66	19.10	17.00	15.56	13.59	12.15

Total Return (%)	(13.23)[b]	15.24	11.99	15.12	12.50	21.95

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.27[c]	1.18	1.27	.86	.84	.91
Ratio of net expenses
to average net assets	1.27[c,d]	1.18[d]	1.27[d]	.86[d]	.84[d]	.91
Ratio of net investment income
to average net assets	1.25[c]	1.66	1.59	1.46	.55	.61
Portfolio Turnover Rate	35.11[b]	52.30	55.09	75.92	74.19	83.90

Net Assets, end of period
($ x 1,000)	21,277	34,624	29,454	76,189	74,742	62,473
[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
[c] Annualized.
[d]	The difference for the period represents less than .01%.
See notes to financial statements.

The Portfolio 61

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended		Investor Class Shares

Growth	March 31, 2008		Year Ended September 30,

Portfolio (continued)	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	19.15	17.06	15.58	13.59	12.18	10.04
Investment Operations:
Investment income—net [a]	.07	.25	.23	.15	.00[b]	.02
Net realized and unrealized
gain (loss) on investments	(2.42)	2.26	1.58	1.84	1.44	2.12
Total from Investment Operations (2.35)		2.51	1.81	1.99	1.44	2.14
Distributions:
Dividends from investment
income—net	(.31)	(.39)	(.33)	—	(.03)	(.00)[b]
Dividends from net realized
gain on investments	(1.76)	(.03)	—	—	—	—
Total Distributions	(2.07)	(.42)	(.33)	—	(.03)	(.00)[b]
Net asset value, end of period	14.73	19.15	17.06	15.58	13.59	12.18

Total Return (%)	(13.38)[c]	14.88	11.76	14.64	11.85	21.35

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.66[d]	1.47	1.41	1.31	1.36	1.37
Ratio of net expenses
to average net assets	1.66[d,e]	1.47[e]	1.41[e]	1.31[e]	1.36[e]	1.37
Ratio of net investment income
to average net assets	.83[d]	1.38	1.45	1.01	.02	.15
Portfolio Turnover Rate	35.11[c]	52.30	55.09	75.92	74.19	83.90

Net Assets, end of period
($ x 1,000)	9,001	12,297	17,915	15,013	14,698	22,210

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Not annualized.
[d] Annualized.
[e]	The difference for the period represents less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—General:

Dreyfus Lifetime Portfolios, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three diversified portfolios: the Income Portfolio, the primary investment objective of which is to maximize current income, the Growth and Income Portfolio, the investment objective of which is to maximize total return, consisting of capital appreciation and current income and the Growth Portfolio, the investment objective of which is capital appreciation. The fund accounts separately for the assets, liabilities and operations of each portfolio.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as each portfolio’s investment adviser. Mellon Equity Associates (“Mellon Equity”), an indirect wholly owned subsidiary of BNY Mellon, serves as each portfolio’s sub-investment adviser.

On July 1, 2007, Mellon Financial Corporation and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”). As part of this transaction, Dreyfus became a wholly owned subsidiary of BNY Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 50 million shares of $.001 par value Common Stock in each of the following classes of shares: Restricted and Investor. Investor Class shares are offered to any investor and Restricted Class shares are offered only to clients of certain banks, securities brokers or dealers and other financial institutions (collectively, Service Agents) that have entered into selling agreements with the Distributor. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfers agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enter into contracts that contain a variety of indemnifica-tions.The portfolios’ maximum exposure under these arrangements is unknown.The portfolios do not anticipate recognizing any loss related to these arrangements.

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Debt securities excluding short-term investments (other than U.S. Treasury Bills) and financial futures are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the portfolio not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange

The Portfolio 65

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the portfolio.

(b) Foreign currency transactions: Each portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the portfolios’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The portfolios have arrangements with the custodian and cash management banks whereby the portfolios may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the portfolios include net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A.(“Mellon Bank”), a subsidiary of BNY Mellon and a Dreyfus affiliate, each portfolio may lend securities to qualified institutions. It is each portfolio’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or Letters of Credit. Each portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended March 31, 2008, Mellon Bank earned the following from lending portfolio securities, pursuant to the securities lending agreement.

Income Portfolio	$17,935
Growth and Income Portfolio	16,972
Growth Portfolio	654

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(e) Expenses: Expenses directly attributable to each portfolio are charged to that portfolio’s operations; expenses which are applicable to all portfolios are allocated among them on a pro rata basis.

The Portfolio 67

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(f) Dividends to shareholders: Dividends are recorded by each portfolio on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, with respect to each portfolio, are normally declared and paid annually, but each portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that a net realized capital gains of a portfolio can be offset by a capital loss carryover of that portfolio, it is the policy of each portfolio not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(g) Federal income taxes: It is the policy of each portfolio to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each portfolio is treated as a single entity for the purpose of determining such qualification.

During the current year, the portfolios adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the portfolios’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax benefit or expense in the current year.The adoption of FIN 48 had no impact on the operations of the portfolios for the period ended March 31, 2008.

Each of the tax years in the three-year period ended September 30, 2007, remains subject to examination by the Internal Revenue Service and state taxing authorities.

The following summarizes the Income Portfolio’s unused capital loss carryover available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to September 30, 2007:

	2010 ($)†	2011 ($)†	Total ($)

Income Portfolio	99,705	336,907	436,612
† If not applied, the carryover expires in the above years.

The tax characters of distributions paid to shareholders during the fiscal year ended September 30, 2007 for the Income Portfolio, the Growth and Income Portfolio and the Growth Portfolio, respectively, were as follows: ordinary income $4,103,494, $2,941,032 and $1,176,254 and long-term capital gains $0, $3,771,596 and $76,865.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 3—Bank Line of Credit:

Each portfolio participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, each portfolio has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to a portfolio based on prevailing market rates in effect at the time of borrowing. During the period ended March 31, 2008 the Income Portfolio, Growth and Income Portfolio and the Growth Portfolio did not borrow under the Facility.

NOTE 4—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement (the “Agreement”) with Dreyfus, the investment advisory fee is computed on the value of each portfolio’s average daily net assets and is payable monthly at the following annual rates: .60% of the Income Portfolio and .75% of the Growth and Income Portfolio and the Growth Portfolio. Dreyfus has

The Portfolio 69

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

undertaken for the Income Portfolio for the period from October 1, 2007 through September 30, 2008, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses of neither class (excluding taxes, brokerage, commissions and extraordinary expenses) exceeding 1%.The waiver of fees, pursuant to the undertaking, amount to $29,036 during the period ended March 31, 2008 for the Income Portfolio.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Mellon Equity, Dreyfus has agreed to pay Mellon Equity a monthly sub-advisory fee for each portfolio, computed at the following annual rates:

Annual Fee as a Percentage of
Total Portfolio Net Assets	Average Daily Net Assets of each Portfolio

$0 up to $600 million	.28%
$600 million up to $1.2 billion	.18%
$1.2 billion up to $1.8 billion	.13%
In excess of $1.8 billion	.08%

(b) Under the Shareholder Services Plan, each portfolio pays the Distributor, at an annual rate of .25% of the value of the average daily net assets of each portfolio’s Investor Class shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding each portfolio and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

During the period ended March 31, 2008, each portfolio’s Investor Class was charged the following pursuant to the Shareholder Services Plan:

Income Portfolio	$10,407
Growth and Income Portfolio	53,492
Growth Portfolio	13,374

Each portfolio compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for each portfolio. During the period ended March 31, 2008, each portfolio was charged the following pursuant to the transfer agency agreement:

Income Portfolio	$ 3,031
Growth and Income Portfolio	11,794
Growth Portfolio	4,731

Each portfolio compensates The Bank of New York, a subsidiary of BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to portfolio subscriptions and redemptions. During the period ended March 31, 2008, the portfolio was charged the following pursuant to the cash management agreement.

Income Portfolio	$ 194
Growth and Income Portfolio	1,238
Growth Portfolio	339

Each portfolio compensates Mellon Bank, under a custody agreement for providing custodial services for each portfolio. During the period ended March 31, 2008, each portfolio was charged the following pursuant to the custody agreement:

Income Portfolio	$5,512
Growth and Income Portfolio	9,422
Growth Portfolio	7,305

During the period ended March 31, 2008, each portfolio was charged $2,709 for services performed by the Chief Compliance Officer.

The following summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities for each portfolio:

				Chief	Transfer
	Investment	Shareholder		Compliance Agency Per
	Advisory	Services	Custodian	Officer	Account	Expense
	Fees ($)	Plan Fees ($)	Fees ($)	Fees ($)	Fees ($)	Reimbursement ($)

Income
Portfolio	8,302	1,726	2,868	2,709	700	8,965
Growth and
Income
Portfolio	40,229	8,297	5,111	2,709	3,540	—
Growth
Portfolio	19,146	1,906	5,204	2,709	1,180	—

The Portfolio 71

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 5—Securities Transactions:

The following summarizes the aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and financial futures, during the period ended March 31, 2008:

	Purchases ($)	Sales ($)

Income Portfolio	37,418,332	98,527,327
Growth and Income Portfolio	12,996,798	23,746,408
Growth Portfolio	9,607,287	18,450,166

Each portfolio may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. A portfolio is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a portfolio to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, a portfolio recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at March 31, 2008, are set forth in the Statements of Financial Futures.

The following summarizes accumulated net unrealized appreciation on investments for each portfolio at March 31, 2008:

	Gross	Gross
	Appreciation ($)	(Depreciation) ($)	Net ($)

Income Portfolio	373,222	77,726	295,496
Growth and Income Portfolio	5,934,131	2,818,311	3,115,820
Growth Portfolio	3,664,725	1,951,278	1,713,447

At March 31, 2008, the cost of investments for each portfolio for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

NOTE 6—Plan of Reorganization:

On October 18, 2007, the Board of Directors of the fund approved, subject to Board and shareholder approval of Dreyfus Founders Balanced Fund, an Agreement and Plan of Reorganization (“Agreement”) to merge Dreyfus Founders Balanced Fund into Dreyfus Lifetime Portfolios, Inc.-Growth and Income Portfolio as part of a tax-free reor-ganization.The Board of Dreyfus Founders Balanced Fund approved the Agreement on November 8, 2007 which was approved by shareholders on April 2, 2008. It is currently anticipated that the Agreement will occur on or about May 14, 2008.

The Portfolio 73

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies relating to portfolio securities, and information regarding how the portfolio voted these proxies for the 12-month period ended June 30, 2007, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus LifeTime Portfolios, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 22, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 22, 2008

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)